Consolidated Statements of Cash Flows (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net earnings	$ 959.0	$ 642.2	$ 1,151.6
(Earnings)/loss from discontinued operations	7.2	(55.2)	(393.4)
Earnings from continuing operations	966.2	587.0	758.2
Adjustments to reconcile earnings from continuing operations to net cash from operations:
Depreciation and amortization	313.3	254.4	225.8
Loss on extinguishment of debt	0	39.9	0
Gain on sale of investment in CareFusion	(75.3)	(44.6)	0
Impairments and loss on sale of assets	8.6	29.1	13.9
Share-based compensation	79.5	99.5	109.9
Provision for deferred income taxes	128.0	120.2	149.4
Provision for bad debts	27.2	26.8	51.4
Change in operating assets and liabilities, net of effects from acquisitions:
Decrease/(increase) in trade receivables	(457.2)	20.6	(713.6)
Decrease/(increase) in inventories	(664.7)	477.4	(431.2)
Increase/(decrease) in accounts payable	1,356.5	451.0	768.1
Other accrued liabilities and operating items, net	(287.0)	(74.6)	19.3
Net cash provided by operating activities-continuing operations	1,395.1	1,986.7	951.2
Net cash provided by/(used in) operating activities-discontinued operations	(0.5)	147.4	472.7
Net cash provided by operating activities	1,394.6	2,134.1	1,423.9
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from divestitures and sale of property and equipment	3.0	158.6	136.2
Acquisition of subsidiaries, net of cash acquired	(2,299.5)	(32.0)	(128.6)
Purchase of held-to-maturity investment securities	(155.6)	0	0
Additions to property and equipment	(291.3)	(260.3)	(421.2)
Proceeds from sale of CareFusion common stock	705.9	270.7	0
Proceeds from maturities of held-to-maturity securities	9.5	0	0
Net cash provided by/(used in) investing activities-continuing operations	(2,028.0)	137.0	(413.6)
Net cash used in investing activities-discontinued operations	0	(9.9)	(129.3)
Net cash provided by/(used in) investing activities	(2,028.0)	127.1	(542.9)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of contingent consideration	(10.2)	0	0
Net change in short-term borrowings	46.4	0	0
Reduction of long-term obligations	(228.6)	(1,485.5)	(301.4)
Proceeds from long-term obligations, net of issuance costs	494.5	0	0
Proceeds from issuance of Common Shares	63.0	40.0	39.2
Tax disbursements from exercises of stock options	(13.7)	(16.1)	(2.9)
Payment of premiums for debt extinguishment	0	(66.4)	0
Dividends on Common Shares	(274.2)	(253.1)	(200.4)
Purchase of treasury shares	(269.8)	(230.2)	0
Net cash used in financing activities-continuing operations	(192.6)	(2,011.3)	(465.5)
Net cash provided by/(used in) financing activities-discontinued operations	0	1,283.8	(2.7)
Net cash used in financing activities	(192.6)	(727.5)	(468.2)
NET INCREASE/(DECREASE) IN CASH AND EQUIVALENTS	(826.0)	1,533.7	412.8
CASH AND EQUIVALENTS AT BEGINNING OF YEAR	2,755.3	1,221.6	808.8
CASH AND EQUIVALENTS AT END OF YEAR	1,929.3	2,755.3	1,221.6
SUPPLEMENTAL INFORMATION:
Interest	115.9	158.4	201.8
Income taxes	587.6	513.7	429.3
Non-cash investing and financing transactions for:
Retained investment in CareFusion at date of Spin-Off	0	863.1	0
Non-cash dividend in connection with Spin-Off	$ 0	$ 3,689.4	$ 0